Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 2,034	$ 2,055	$ 2,718
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,135	1,160	1,305
Deferred taxes	(147)	(219)	65
Net loss from derivatives and foreign exchange	10	15	167
Net gain from sale of property, plant and equipment	(38)	(26)	(17)
Net loss (gain) from sale of businesses	10	20	(543)
Share-based payment arrangements	54	61	73
Other	112	94	55
Changes in operating assets and liabilities:
Trade receivables, net	10	162	(12)
Inventories, net	115	105	(176)
Trade payables	340	(112)	257
Accrued liabilities	80	(24)	9
Billings in excess of sales	(25)	35	(118)
Provisions, net	14	330	(127)
Advances from customers	(163)	106	39
Income taxes payable and receivable	125	(32)	(13)
Other assets and liabilities, net	177	88	163
Net cash provided by operating activities	3,843	3,818	3,845
Investing activities:
Purchases of marketable securities (available-for-sale)	(1,214)	(1,925)	(1,430)
Purchases of short-term investments	(3,092)	(614)	(1,465)
Purchases of property, plant and equipment and intangible assets	(831)	(876)	(1,026)
Acquisition of businesses (net of cash acquired) and increases in cost- and equity-accounted companies	(26)	(56)	(70)
Proceeds from sales of marketable securities (available-for-sale)	1,057	434	361
Proceeds from maturity of marketable securities (available-for-sale)	539	1,022	523
Proceeds from short-term investments	2,241	653	1,011
Proceeds from sales of property, plant and equipment	61	68	33
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost- and equity-accounted companies	(1)	69	1,110
Net cash from settlement of foreign currency derivatives	(57)	231	(179)
Other investing activities	18	20	11
Net cash used in investing activities	(1,305)	(974)	(1,121)
Financing activities:
Net changes in debt with maturities of 90 days or less	(152)	3	(103)
Increase in debt	912	68	150
Repayment of debt	(1,249)	(101)	(90)
Delivery of shares	192	107	38
Purchase of treasury stock	(1,299)	(1,487)	(1,003)
Dividends paid		(1,357)	(1,841)
Reduction in nominal value of common shares paid to shareholders	(1,610)	(392)
Dividends paid to noncontrolling shareholders	(122)	(137)	(132)
Other financing activities	(27)	(84)	(43)
Net cash used in financing activities	(3,355)	(3,380)	(3,024)
Effects of exchange rate changes on cash and equivalents	(104)	(342)	(278)
Net change in cash and equivalents-continuing operations	(921)	(878)	(578)
Cash and equivalents, beginning of period	4,565	5,443	6,021
Cash and equivalents, end of period	3,644	4,565	5,443
Supplementary disclosure of cash flow information:
Interest paid	213	221	259
Taxes paid	$ 814	$ 1,043	$ 1,155